Long Term Incentive Compensation Plan - Additional Information (Detail) (Long Term Incentive Compensation Plan [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Long Term Incentive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant value, minimum	50.00%		50.00%
Grant value, maximum	150.00%		150.00%
Incentive compensation expense	$ 804	$ 742	$ 2,300	$ 1,400	$ 2,800